SEGMENTED REPORTING - Disclosure of detailed information about entity reportable segments (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Property, plant and equipment	$ 1,269,434	$ 527,904	$ 781,172
Intangible assets	0	1
Exploration and evaluation	38,271,725	31,623,192
Congo [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	1,118,622	205,189
Intangible assets	0	0
Exploration and evaluation	38,271,725	31,623,192
Canada [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	150,812	322,715
Intangible assets	0	1
Exploration and evaluation	$ 0	$ 0